REVENUE (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenue
Revenues	₺ 7,558,021	₺ 6,375,727	[1]	₺ 2,603,735	[1]
Sales of goods
Revenue
Revenues	6,134,367	5,301,943		2,048,020
Marketplace revenues
Revenue
Revenues	601,322	603,249		350,030
Other
Revenue
Revenues	82,153	24,644		29,392
Delivery service revenues
Revenue
Revenues	₺ 740,179	₺ 445,891		₺ 176,293

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5